Derivative instruments and risk management - Schedule of Notional Amounts and Related Fair Value Measurements of Derivative Instruments (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2020 USD ($) contract	Dec. 31, 2020 EUR (€) contract	Dec. 31, 2020 CHF (SFr) contract	Dec. 31, 2019 USD ($) contract	Dec. 31, 2019 EUR (€) contract	Dec. 31, 2019 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 2,507,963			$ 3,497,170
Gross positive fair value	13,845			32,692
Gross negative fair value	(32,687)			(32,059)
Net fair value	$ (18,842)			$ 633
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	4	4	4	1	1	1
Notional amounts	$ 68,231			$ 9,502
Gross positive fair value	0			0
Gross negative fair value	(4,586)			(118)
Net fair value	$ (4,586)			$ (118)
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	5	5	5
Notional amounts	$ 197,987
Gross positive fair value	4,039
Gross negative fair value	0
Net fair value	$ 4,039
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	42	42	42	9	9	9
Notional amounts	$ 1,471,632			$ 207,032
Gross positive fair value	2,678			1,632
Gross negative fair value	(21,239)			(1,339)
Net fair value	(18,561)			293
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	1,737,850			216,534
Gross positive fair value	6,717			1,632
Gross negative fair value	(25,825)			(1,457)
Net fair value	$ (19,108)			$ 175
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	241	241	241	352	352	352
Notional amounts	$ 770,113			$ 3,280,636
Gross positive fair value	7,128			31,060
Gross negative fair value	(6,862)			(30,602)
Net fair value	$ 266			$ 458
Foreign Exchange Contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 192.8	SFr 0.4		€ 251.4	SFr 0.4